Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Table of deferred income tax assets and liabilities

Account		Changes recognized in		As of December 31, 2021
	As of December 31, 2020	Consolidated statement of profit or loss (1)	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	6,915,790	(496,798)	—	6,418,992	—
Provisions	3,789,777	330,943	—	4,120,720	—
Loan Commissions	415,331	92,518	—	507,849	—
Expenses capitalized for tax purpose	(1,274,635)	(912,340)	—	—	(2,186,975)
Property and equipment	(10,107,925)	(3,996,067)	—	—	(14,103,992)
Investments in debt securities and equity instruments	(4,020,756)	916,070	(2,625,558)	—	(5,730,244)
Derivatives	16,907	(3,839)	—	13,068	—
Inflation adjustment (see Note 15.5)	13,140,814	(9,447,713)	—	3,693,101	—
Tax loss	—	152,534	—	152,534	—
Others	925	(112)	—	813	—

Balance	8,876,228	(13,364,804)	(2,625,558)	14,907,077	(22,021,211)

Offsetting				(13,427,744)	13,427,744

Net				1,479,333	(8,593,467)

(1)
It includes a decrease of deferred tax asset of
7,596,948
due to the tax inflation adjustment mechanism described in note 15.5 – “Income tax – inflation adjustment for fiscal year 2020” and
325,896
of over deferred tax from prior year.

Account		Changes recognized in			As of December 31, 2020
	As of December 31, 2019	Consolidated statement of profit or loss	Other comprehensive income	Consolidation with subsidiaries	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	9,173,949	(2,261,342)	—	3,183	6,915,790	—
Provisions	4,170,029	(380,252)	—	—	3,789,777	—
Loan Commissions	263,066	152,265	—	—	415,331	—
Expenses capitalized for tax purpose	(422,470)	(852,165)	—	—	—	(1,274,635)
Property and equipment	(11,813,167)	1,705,242	—	—	—	(10,107,925)
Investments in debt securities and equity instruments	(4,207,214)	3,273,154	(3,122,236)	35,540	—	(4,020,756)
Derivatives	23,017	(6,110)	—	—	16,907	—
Inflation adjustment (see Note 15.5)	9,026,924	4,113,890	—	—	13,140,814	—
Others	(738)	(2,821)	—	4,484	925	—

Balance	6,213,396	5,741,861	(3,122,236)	43,207	24,279,544	(15,403,316)

Offsetting					(15,343,937)	15,343,937

Net					8,935,607	(59,379)

Table of income tax expense

	December 31, 2021	December 31, 2020	December 31, 2019
Current Tax	181,238	18,363,448	22,161,119
Deferred Tax	5,441,960	(5,741,861)	(9,308,766)
Inflation adjustment for prior period (see Note 15.5)	—	—	(8,594,199)
Over/under income tax from prior year (see Note 15.5) (1)	(1,001,615)	(494,797)	—

Income tax expense	4,621,583	12,126,790	4,258,154

Table of reconciliation effective tax rate

	December 31, 2021	December 31, 2020	December 31, 2019
Profit before income tax	13,977,273	27,324,790	37,186,765
Income tax rate	35%	30%	30%

Income tax using the Bank’s income tax rate	4,892,046	8,197,437	11,156,030
Tax -exempt income	(284,301)	(495,677)	(989,166)
Non-deductible expenses	145,946	182,111	131,823
Change in tax rate (see Note 15.4)	1,476,570	(671,278)	(1,934,389)
Other	64,298	294,314	(32,143)
Net monetary inflation adjustment	19,796,244	12,691,263	15,834,002

Subtotal	26,090,803	20,198,170	24,166,157
Inflation adjustment for tax purposes (see Note 15.5)	(20,467,605)	(7,576,583)	(19,908,003)
Over/under income tax from prior year (see Note 15.5) (1)	(1,001,615)	(494,797)	—

Income tax expense	4,621,583	12,126,790	4,258,154
Effective tax rate	33%	44%	11%

(1)	It includes an income tax charge of 974,000 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 15.5 “Income tax – inflation adjustment for fiscal year 2020”.

Table of Change in tax rate

Annual taxable income	Tax due on lower limit	Marginal rate on the excess of the lower limit
0 to 5,000	0	25%
Over 5,000 to 59,000	1,250	30%
Over 50,000	14,750	35%